Commitments and Contingent Liabilities (Details) € in Thousands, $ in Thousands		1 Months Ended				9 Months Ended
	Sep. 10, 2024 EUR (€)	Dec. 31, 2025 USD ($)	Oct. 31, 2025 USD ($)	Sep. 30, 2025 USD ($)	Jun. 30, 2025 EUR (€)	Sep. 30, 2026 USD ($)
Commitments and Contingent Liabilities [Line Items]
Purchase obligation		$ 5,333				$ 11,924
Non-paid purchase obligation		5,015				3,332
Cost claim letter (in Euro) | €	€ 2,096
Provision value		$ 412			€ 323
Payable to customer			$ 1,726
Retention amount			$ 250			250
Insurance recovery asset				$ 1,476		1,476
Provision amount						$ 250